Accrued Officers' Salary (Details Narrative) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued officers' salary	$ 207,000	$ 207,000	$ 188,000
Chief Executive Officer [Member]
Ownership percentage		13.00%